NET INCOME PER COMMON SHARE - Schedule of Net income per common share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019	Sep. 07, 2019	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Jun. 15, 2019	Jun. 16, 2018	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Earnings Per Share [Abstract]
Net Income	$ 67.8	$ 54.8	$ 294.8	$ 135.6	$ 45.6	$ (32.4)	$ 49.0	$ (17.7)	$ 466.4	$ 131.1	$ 46.3
Weighted average common shares outstanding									279.6	280.1	279.7
Dilutive effect of potential common shares									0.5	0.1	0.0
Weighted average common shares and potential dilutive common shares outstanding									280.1	280.2	279.7
Basic net income per common share									$ 1.67	$ 0.47	$ 0.17
Diluted net income per common share									$ 1.67	$ 0.47	$ 0.17